ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss

	Year Ended December 31, 2020
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	(Loss) Income

	(In thousands)
Balance at January 1	$(12,226)	$—	$(12,226)
Other comprehensive income before reclassifications	6,236	2	6,238
Amounts reclassified to earnings	(144)	—	(144)
Net current period other comprehensive income	6,092	2	6,094
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(38)	—	(38)
Balance at December 31	$(6,172)	$2	$(6,170)

	Year Ended December 31, 2019
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	(Loss) Income

	(In thousands)
Balance at January 1	$(12,543)	$2	$(12,541)
Other comprehensive income (loss)	337	(2)	335
Net current period other comprehensive income (loss)	337	(2)	335
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(20)	—	(20)
Balance at December 31	$(12,226)	$—	$(12,226)

	Year Ended December 31, 2018
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	Loss

	(In thousands)
Balance at January 1	$(7,504)	$—	$(7,504)
Other comprehensive (loss) income before reclassifications	(4,976)	2	(4,974)
Amounts reclassified to earnings	(52)	—	(52)
Net current period other comprehensive (loss) income	(5,028)	2	(5,026)
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(11)	—	(11)
Balance at December 31	$(12,543)	$2	$(12,541)